INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2017	2016

Current tax expense:
Total current tax expense	351	386

Deferred tax expense (recovery):
Origination (reversal) of temporary differences	282	(65)
Revaluation of deferred tax balances due to legislative changes	2	3

Total deferred tax expense (recovery)	284	(62)

Total income tax expense	635	324

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense for the year.

	Years ended December 31
(In millions of dollars, except rates)	2017	2016

Statutory income tax rate	26.7%	26.6%
Income before income tax expense	2,346	1,159

Computed income tax expense	626	308
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	9	5
Non-deductible portion of equity losses	—	18
Non-deductible loss on available-for-sale investments	7	—
Income tax adjustment, legislative tax change	2	3
Non-taxable portion of capital gain	(10)	(7)
Other	1	(3)

Total income tax expense	635	324
Effective income tax rate	27.1%	28.0%

Disclosure of temporary difference, unused tax losses and unused tax credits

	As at December 31
(In millions of dollars)	2017	2016

Deferred tax assets	3	8
Deferred tax liabilities	(2,206)	(1,917)

Net deferred tax liability	(2,203)	(1,909)

Below is a summary of the movement of net deferred tax assets and liabilities during 2017 and 2016.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Other	Total

January 1, 2017	(947)	(953)	(61)	24	28	(1,909)
Expense in net income	(113)	(117)	(3)	(6)	(45)	(284)
(Expense) recovery in other comprehensive income	—	—	(62)	—	57	(5)
Other	—	(5)	—	—	—	(5)

December 31, 2017	(1,060)	(1,075)	(126)	18	40	(2,203)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Stub period income and partnership reserve	Investments	Non-capital loss carryforwards	Other	Total

January 1, 2016	(921)	(844)	(178)	(61)	32	(85)	(2,057)
(Expense) recovery in net income	(26)	(109)	178	7	(8)	20	62
(Expense) recovery in other comprehensive income	—	—	—	(7)	—	93	86

December 31, 2016	(947)	(953)	—	(61)	24	28	(1,909)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2017	2016

Capital losses in Canada that can be applied against future capital gains	—	1
Tax losses in foreign jurisdictions that expire between 2023 and 2036	41	36
Deductible temporary differences in foreign jurisdictions	23	14

Total unrecognized temporary differences	64	51